Operating lease liabilities	12 Months Ended
Dec. 31, 2021
Operating lease liabilities
Operating lease liabilities

14. Operating lease liabilities

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2020		2021
Weighted-average remaining lease term:	.
- Operating leases	3.66	years	5.88	years
Weighted-average discount rate
- Operating leases	6.72%		6.63%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2022	341,511
2023	261,740
2024	210,048
2025	170,063
2026	110,084
Thereafter	313,382
Total lease commitment	1,406,828

Less: Imputed interest	(245,157)

Total operating lease liabilities	1,161,671
Less: current operating lease liabilities	(278,176)

Long-term operating lease liabilities	883,495

As of December 31, 2021, the future lease payments for short-term operating leases that are not capitalized as right-of-use assets were RMB 13,086.

Supplemental cash flow information related to leases for the year ended December 31, 2020 and 2021 is as follows:

	For Year Ended December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	184,363	261,435
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	244,684	863,076

During the three years ended December 31, 2019, 2020 and 2021, the Group incurred operating lease expenses of RMB172,727, RMB187,881 and RMB319,649 (excluding RMB47,315 for short-term leases not capitalized as right-of-use assets), respectively.